Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.6%
Banco Bradesco SA	17,705,419	$38,608,057
Banco do Brasil SA	24,932,769	128,773,486
		167,381,543
Beverages — 2.9%
Ambev SA	60,846,525	133,955,289

Broadline Retail — 0.0%
Magazine Luiza SA(a)	1	1

Capital Markets — 5.3%
B3 SA - Brasil Bolsa Balcao	76,095,831	155,063,969
Banco BTG Pactual SA	14,815,628	89,132,470
		244,196,439
Consumer Staples Distribution & Retail — 2.8%
Atacadao SA	8,591,583	16,231,218
Raia Drogasil SA	16,773,679	80,084,582
Sendas Distribuidora SA(a)	15,334,615	35,570,209
		131,886,009
Containers & Packaging — 1.0%
Klabin SA	12,382,945	47,919,679

Diversified Telecommunication Services — 1.2%
Telefonica Brasil SA	6,540,733	53,936,228

Electric Utilities — 5.0%
Centrais Eletricas Brasileiras SA	15,391,390	101,976,129
CPFL Energia SA	3,075,249	19,971,051
Energisa SA	2,848,146	24,793,608
Equatorial Energia SA	15,413,738	85,803,112
Equatorial Energia SA, NVS(a)	233,580	1,300,262
		233,844,162
Electrical Equipment — 3.6%
WEG SA	23,556,742	168,457,914

Food Products — 1.8%
BRF SA(a)	5,926,173	20,969,414
JBS SA	11,627,158	63,860,907
		84,830,321
Ground Transportation — 3.9%
Localiza Rent a Car SA	13,049,663	106,193,624
Rumo SA	19,472,067	73,091,173
		179,284,797
Health Care Providers & Services — 1.8%
Hapvida Participacoes e Investimentos SA(a)(b)	64,665,881	49,137,646
Rede D'Or Sao Luiz SA(b)	6,547,043	34,238,283
		83,375,929
Independent Power and Renewable Electricity Producers — 1.1%
Eneva SA(a)	8,585,717	20,324,223
Engie Brasil Energia SA	3,698,649	30,527,995
		50,852,218
Insurance — 1.8%
BB Seguridade Participacoes SA	10,619,683	65,325,137
Caixa Seguridade Participacoes S/A	6,541,133	18,523,805
		83,848,942
Metals & Mining — 12.4%
Cia. Siderurgica Nacional SA	10,513,142	26,188,253
Vale SA	45,467,443	547,247,595
		573,435,848
Oil, Gas & Consumable Fuels — 11.9%
Cosan SA	15,904,827	41,254,593
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	49,248,028	$381,724,036
PRIO SA	10,010,884	79,329,807
Ultrapar Participacoes SA	11,493,525	50,716,063
		553,024,499
Paper & Forest Products — 2.2%
Suzano SA	10,823,531	100,383,926

Personal Care Products — 0.8%
Natura & Co. Holding SA	12,821,618	36,260,646

Pharmaceuticals — 0.7%
Hypera SA	6,253,595	32,334,477

Software — 0.7%
TOTVS SA	6,169,439	33,743,984

Specialty Retail — 2.0%
Lojas Renner SA	14,518,883	36,277,161
Vibra Energia SA	13,866,878	56,884,068
		93,161,229
Transportation Infrastructure — 0.9%
CCR SA	17,499,222	40,124,671

Water Utilities — 1.6%
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	5,235,101	73,637,769

Wireless Telecommunication Services — 0.9%
TIM SA/Brazil	14,353,831	43,354,808

Total Common Stocks — 69.9%
(Cost: $2,250,364,457)		3,243,231,328

Preferred Stocks

Banks — 14.5%
Banco Bradesco SA, Preference Shares, NVS	68,505,135	165,297,389
Itau Unibanco Holding SA, Preference Shares, NVS	64,302,167	379,991,286
Itausa SA, Preference Shares, NVS	68,894,426	127,662,451
		672,951,126
Electric Utilities — 2.3%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,181,766	31,162,754
Cia. Energetica de Minas Gerais, Preference Shares, NVS	28,336,571	53,695,344
Cia. Paranaense de Energia - Copel, Preference Shares, NVS	10,624,539	18,372,243
		103,230,341
Metals & Mining — 1.5%
Gerdau SA, Preference Shares, NVS	20,494,404	70,683,818

Oil, Gas & Consumable Fuels — 10.1%
Petroleo Brasileiro SA, Preference Shares, NVS	63,308,088	467,676,157

Total Preferred Stocks — 28.4%
(Cost: $849,307,242)		1,314,541,442

Total Long-Term Investments — 98.3%
(Cost: $3,099,671,699)		4,557,772,770

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	11,280,000	$11,280,000

Total Short-Term Securities — 0.2%
(Cost: $11,280,000)		11,280,000

Total Investments — 98.5%
(Cost: $3,110,951,699)		4,569,052,770

Other Assets Less Liabilities — 1.5%		67,526,823

Net Assets — 100.0%		$4,636,579,593

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,030,000	$—	$(750,000	)(a)	$—	$—	$11,280,000	11,280,000	$706,594	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	1,453	06/21/24	$77,866	$(7,340,553)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,241,931,066	$1,300,262	$—	$3,243,231,328
Preferred Stocks	1,314,541,442	—	—	1,314,541,442
Short-Term Securities
Money Market Funds	11,280,000	—	—	11,280,000
	$4,567,752,508	$1,300,262	$—	$4,569,052,770
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,340,553)	$—	$—	$(7,340,553)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3